SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Sep. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Cash equivalents	$ 0		$ 0
Cash uninsured amount	973,093		761,800
Restricted cash	10,000		10,000
Allowance for doubtful accounts	0		$ 0
IPO [Member] | Completion Of Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Isuance costs		$ 543,500
IPO [Member] | Issuance Of Common Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred financing costs	375,939
IPO [Member] | Issuance O Preferredf Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred financing costs	$ 90,000